UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 94.55%

COMMON STOCK 0.08%

Metals & Minerals: Miscellaneous

Vedanta Ltd. ADR (cost $57,261)	3	$49,565

	Interest Rate		Maturity Date	Principal Amount (000)
CORPORATE BONDS 89.36%

Aerospace/Defense 0.43%

Embraer Netherlands Finance BV (Netherlands)(a)	5.05%		6/15/2025		$248	255,594

Air Transportation 1.61%

Azul Investments LLP†	5.875%		10/26/2024		200	197,500
Emirates Airline (United Arab Emirates)†(a)	4.50%		2/6/2025		133	133,332
Gol Finance, Inc. (Brazil)†(a)	7.00%		1/31/2025		299	295,636
Guanay Finance Ltd.†	6.00%		12/15/2020		117	120,339
Latam Finance Ltd.†	6.875%		4/11/2024		200	210,000
Total						956,807

Automotive 1.01%

Hyundai Capital America†	2.60%		3/19/2020		200	197,259
Hyundai Capital America†	3.45%		3/12/2021		400	400,292
Total						597,551

Banks: Regional 18.66%

ADCB Finance Cayman Ltd.†	4.00%		3/29/2023		200	200,248
Akbank Turk AS (Turkey)†(a)	4.00%		1/24/2020		200	198,497
Akbank Turk AS (Turkey)†(a)	6.797%	#(b)	4/27/2028		200	198,443
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021		200	219,025
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%		5/21/2020		200	198,655
Banco de Bogota SA (Colombia)†(a)	4.375%		8/3/2027		200	192,800
Banco de Bogota SA (Colombia)†(a)	6.25%		5/12/2026		200	210,702
Banco de Credito del Peru†(c)	4.85%		10/30/2020	PEN	808	251,338
Banco de Credito del Peru (Peru)†(a)	4.25%		4/1/2023		$200	204,182
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027		200	187,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Banco do Brasil SA†	4.625%		1/15/2025		$200	$195,300
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%)	#	—	(d)	400	427,500
Banco Regional SAECA (Paraguay)†(a)	8.125%		1/24/2019		150	155,468
Banco Safra SA†	4.125%		2/8/2023		200	195,740
Bancolombia SA (Colombia)(a)	5.95%		6/3/2021		150	159,375
Bangkok Bank PCL (Hong Kong)†(a)	4.80%		10/18/2020		100	103,804
Bangkok Bank PCL (Hong Kong)†(a)	5.00%		10/3/2023		200	213,719
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		200	192,250
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024		200	206,418
Bank of China Ltd. (Hong Kong)(a)	3.875%		6/30/2025		200	201,334
Bank of India (Jersey)(a)	3.125%		5/6/2020		200	196,974
BBVA Banco Continental SA (Peru)†(a)	5.00%		8/26/2022		200	210,040
BBVA Bancomer SA†	5.125%	#(b)	1/18/2033		250	241,250
ICICI Bank Ltd. (United Arab Emirates)†(a)	3.80%		12/14/2027		200	186,625
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%		5/26/2020		400	394,650
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	3.538%		11/8/2027		250	239,804
Industrial Bank of Korea (South Korea)†(a)	2.00%		4/23/2020		200	195,108
Itau Unibanco Holding SA†	6.125%(BADLAR + 3.98%)	#	—	(d)	200	196,250
Korea Development Bank (The) (South Korea)(a)	2.50%		1/13/2021		200	195,802
National Savings Bank (Sri Lanka)†(a)	5.15%		9/10/2019		200	200,320
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022		200	192,837
Popular, Inc.	7.00%		7/1/2019		30	30,750
QNB Finance Ltd.	2.875%		4/29/2020		400	395,296
QNB Finansbank AS (Turkey)†(a)	4.875%		5/19/2022		200	193,116
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023		250	254,632
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		200	212,670
Shinhan Bank (South Korea)†(a)	2.25%		4/15/2020		200	196,144
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.125%(5 Yr Swap rate + 4.22%)	#	5/24/2027		200	194,973
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%		4/20/2021		200	206,303
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		6/4/2019		200	197,522
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		2/11/2021		200	189,873
Turkiye Is Bankasi AS (Turkey)†(a)	5.00%		4/30/2020		400	400,162
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.625%		5/30/2022		400	393,936
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.75%		1/30/2023		200	195,154
United Overseas Bank Ltd. (Singapore)(a)	3.50%(5 Yr Swap rate + 2.24%)	#	9/16/2026		200	198,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%		11/22/2025		$400	$449,420
Woori Bank (South Korea)†(a)	4.75%		4/30/2024		200	204,459
Zenith Bank plc (Nigeria)†(a)	6.25%		4/22/2019		200	203,675
Zenith Bank plc (Nigeria)†(a)	7.375%		5/30/2022		400	413,636
Total						11,091,947

Beverages 0.58%

Becle SAB de CV (Mexico)†(a)	3.75%		5/13/2025		350	346,086

Building Materials 1.35%

Cementos Pacasmayo SAA (Peru)†(a)	4.50%		2/8/2023		200	201,500
Cemex Finance LLC†	6.00%		4/1/2024		200	206,500
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%		7/17/2024		200	191,700
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%		6/23/2024		200	201,000
Total						800,700

Business Services 2.29%

Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(a)	5.95%		12/15/2039		400	413,075
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%		7/30/2027		400	374,062
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030		198	210,375
DP World Ltd. (United Arab Emirates)†(a)	6.85%		7/2/2037		300	365,332
Total						1,362,844

Chemicals 4.05%

Braskem Netherlands Finance BV (Netherlands)†(a)	4.50%		1/10/2028		400	389,860
Chandra Asri Petrochemical Tbk PT (Indonesia)†(a)	4.95%		11/8/2024		200	187,282
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%		7/19/2027		200	188,528
Equate Petrochemical BV (Netherlands)†(a)	3.00%		3/3/2022		200	193,460
Halcyon Agri Corp. Ltd. (Singapore)(a)	4.50%(2 Yr Treasury CMT + 8.31%)	#	—	(d)	200	195,933
Mexichem SAB de CV (Mexico)†(a)	5.50%		1/15/2048		200	186,750
OCP SA (Morocco)†(a)	6.875%		4/25/2044		200	223,982
Petkim Petrokimya Holding AS (Turkey)†(a)	5.875%		1/26/2023		250	245,459
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%		4/24/2023		200	196,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

PTT Global Chemical PCL (Thailand)†(a)	4.25%	9/19/2022	$200	$204,907
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	200	197,203
Total				2,409,822

Coal 0.59%

Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(a)	6.00%	12/11/2022	52	55,735
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	298	293,030
Total				348,765

Computer Hardware 0.35%

HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	207,575

Computer Software 0.33%

Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	199,012

Diversified 1.34%

CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200	193,866
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	200,500
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	400	402,961
Total				797,327

Drugs 1.31%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	188,358
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	211,996
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	170	136,629
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)†(a)	6.00%	4/15/2024	250	242,988
Total				779,971

Electric: Power 8.67%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	198,120
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.375%	6/22/2026	400	399,288
Capex SA (Argentina)†(a)	6.875%	5/15/2024	200	201,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	$200	$201,200
Centrais Eletricas Brasileiras SA (Brazil)†(a)	5.75%	10/27/2021	200	205,500
Colbun SA (Chile)†(a)	3.95%	10/11/2027	200	193,419
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	110,019
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	197,593
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	202,250
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	204,088
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	397,221
Fenix Power Peru SA (Peru)†(a)	4.317%	9/20/2027	250	244,375
Infraestructura Energetica Nova SAB de CV (Mexico)†(a)	4.875%	1/14/2048	200	187,000
Inkia Energy Ltd. (Peru)†(a)	5.875%	11/9/2027	200	194,750
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	450	442,319
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	200	190,000
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	193,108
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	207,250
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	212,100
Saudi Electricity Global Sukuk Co. 3†	5.50%	4/8/2044	400	417,568
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	200	196,604
Terraform Global Operating LLC†	6.125%	3/1/2026	157	158,570
Total				5,154,092

Energy Equipment & Services 0.57%

Greenko Dutch BV (Netherlands)†(a)	5.25%	7/24/2024	200	192,500
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%	2/1/2025	150	148,500
Total				341,000

Engineering & Contracting Services 1.67%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%	3/30/2029	200	217,250
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	201,272
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	200	201,312
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027	200	183,045
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	200	189,243
Total				992,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Financial Services 1.64%

Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50%(5 Yr Treasury CMT + 7.77%)	#	—	(d)	$200	$196,567
Intercorp Financial Services, Inc. (Peru)†(a)	4.125%		10/19/2027		200	186,750
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		400	395,000
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(a)	7.00%		1/15/2025		200	197,000
Total						975,317

Food 1.94%

Arcor SAIC (Argentina)†(a)	6.00%		7/6/2023		185	191,013
BRF GmbH (Austria)†(a)	4.35%		9/29/2026		200	174,250
Cencosud SA (Chile)†(a)	4.375%		7/17/2027		200	193,800
Gruma SAB de CV (Mexico)†(a)	4.875%		12/1/2024		200	207,500
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%		1/19/2028		200	183,052
Sigma Finance Netherlands BV (Netherlands)†(a)	4.875%		3/27/2028		200	200,500
Total						1,150,115

Foreign Government 0.34%

EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%		2/19/2019		200	199,836

Health Care Services 0.32%

Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%		1/17/2028		200	190,375

Household Equipment/Products 0.34%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%		5/9/2020		200	199,904

Investment Management Companies 1.10%

GrupoSura Finance SA†	5.50%		4/29/2026		200	212,240
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%		6/3/2026		200	197,265
JSC Georgia Capital (Georgia)†(a)	6.125%		3/9/2024		250	243,125
Total						652,630

Machinery: Agricultural 1.78%

Kernel Holding SA (Ukraine)†(a)	8.75%		1/31/2022		400	431,692
MHP Lux SA (Luxembourg)†(a)(e)	6.95%		4/3/2026		200	199,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural (continued)

MHP SE (Ukraine)†(a)	7.75%	5/10/2024	$200	$211,178
MHP SE (Ukraine)†(a)	8.25%	4/2/2020	200	217,754
Total				1,060,584

Media 0.60%

Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	132	152,182
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027	200	204,255
Total				356,437

Metals & Minerals: Miscellaneous 4.55%

AngloGold Ashanti Holdings plc (Isle of Man)(a)	6.50%	4/15/2040	150	157,031
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	66	64,927
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	200,000
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.50%	8/1/2047	200	202,476
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	3/1/2026	200	190,500
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025	200	197,125
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%	3/1/2022	200	220,500
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	212,250
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023	400	392,830
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027	200	205,250
Press Metal Labuan Ltd. (Malaysia)(a)	4.80%	10/30/2022	200	193,987
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	240	271,669
Vedanta Resources plc (India)†(a)	6.125%	8/9/2024	200	195,928
Total				2,704,473

Natural Gas 1.32%

China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	199,500
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	202,750
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	164	184,396
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	199,750
Total				786,396

Oil 12.24%

CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	200	201,728
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	193,532
CNPC General Capital Ltd.†	3.95%	4/19/2022	200	203,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023	$200	$201,000
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	213,264
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	305	297,680
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	98,970
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	800	795,459
Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	200	201,250
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	203,113
Medco Platinum Road Pte Ltd. (Singapore)†(a)	6.75%	1/30/2025	250	239,333
Petroamazonas EP (Ecuador)†(a)	4.625%	11/6/2020	200	193,000
Petrobras Global Finance BV (Netherlands)†(a)	5.999%	1/27/2028	867	859,414
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	347,650
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	200	200,050
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	188	167,884
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	103,176
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	400	393,100
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	249,254
Sinopec Group Overseas Development 2015 Ltd.†	4.10%	4/28/2045	200	189,996
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	191,650
Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	400	400,500
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	191,248
YPF SA (Argentina)†(a)	6.95%	7/21/2027	738	742,871
YPF SA (Argentina)†(a)	7.00%	12/15/2047	217	195,083
Total				7,273,886

Oil: Crude Producers 1.29%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	200	194,755
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	203,000
Peru LNG Srl (Peru)†(a)	5.375%	3/22/2030	200	202,100
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	163	167,328
Total				767,183

Paper & Forest Products 1.04%

Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	200	213,875
Fibria Overseas Finance Ltd. (Brazil)(a)	4.00%	1/14/2025	200	193,375
Suzano Austria GmbH (Austria)†(a)	5.75%	7/14/2026	200	210,520
Total				617,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 3.85%

China Evergrande Group (China)(a)	6.25%	6/28/2021	$400	$398,298
China Evergrande Group (China)(a)	8.75%	6/28/2025	200	199,710
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	200,999
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	220,433
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	9/28/2023	400	389,575
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	110,298
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	373,504
MAF Sukuk Ltd.	4.50%	11/3/2025	200	204,088
Pakuwon Prima Pte Ltd. (Singapore)(a)	5.00%	2/14/2024	200	192,078
Total				2,288,983

Retail 0.79%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	220	222,420
SACI Falabella (Chile)†(a)	3.75%	10/30/2027	200	190,140
Yum! Brands, Inc.	5.35%	11/1/2043	60	54,600
Total				467,160

Retail: Specialty 0.34%

Natura Cosmeticos SA (Brazil)†(a)	5.375%	2/1/2023	200	200,450

Steel 3.01%

ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	203,390
CSN Resources SA (Brazil)(a)	6.50%	7/21/2020	155	151,079
Gerdau Trade, Inc.†	4.875%	10/24/2027	200	197,400
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	244,225
Samarco Mineracao SA (Brazil)†(a)(f)	4.125%	11/1/2022	200	148,602
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	58	59,653
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	56,140
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	387	460,530
Vale SA (Brazil)(a)	5.625%	9/11/2042	250	265,125
Total				1,786,144

Technology 2.71%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	200	198,542
Alibaba Group Holding Ltd. (China)(a)	4.40%	12/6/2057	250	238,504
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	198,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Baidu, Inc. (China)(a)	3.875%	9/29/2023	$200	$200,364
JD.com, Inc. (China)(a)	3.875%	4/29/2026	400	382,508
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	200	200,768
Tencent Holdings Ltd. (China)†(a)	3.925%	1/19/2038	200	190,070
Total				1,609,470

Telecommunications 3.94%

Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	203,856
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	156,750
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	180,976
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	198,902
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	200	203,521
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	386,380
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	200	193,020
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	200	209,328
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	200	205,396
VEON Holdings BV (Netherlands)†(a)	5.95%	2/13/2023	200	209,202
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	200	195,883
Total				2,343,214

Transportation: Miscellaneous 1.08%

JSL Europe SA (Luxembourg)†(a)	7.75%	7/26/2024	200	203,750
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	224,208
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	200	214,540
Total				642,498

Utilities 0.33%

Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	200	199,000
Total Corporate Bonds (cost $53,461,014)				53,113,040

FOREIGN GOVERNMENT OBLIGATIONS 5.11%

Angola 0.38%

Republic of Angola†(a)	9.50%	11/12/2025	200	226,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Argentina 1.34%

Provincia de Buenos Aires†(a)	6.50%	2/15/2023		$61	$62,754
Provincia de la Rioja†(a)	9.75%	2/24/2025		150	159,173
Provincia of Neuquen†(a)	7.50%	4/27/2025		88	87,539
Provincia of Neuquen†(a)	8.625%	5/12/2028		150	158,133
Republic of Argentina(c)	7.82%	12/31/2033	EUR	110	153,253
Republic of Argentina GDP Linked Note(a)	Zero Coupon	12/15/2035		$2,070	175,432
Total					796,284

Bahamas 0.44%

Commonwealth of Bahamas†(a)	6.00%	11/21/2028		250	260,625

Dominican Republic 0.63%

Dominican Republic†(a)	6.50%	2/15/2048		200	207,375
Dominican Republic†(c)	8.90%	2/15/2023	DOP	8,000	166,516
Total					373,891

Egypt 0.35%

Arab Republic of Egypt†(a)	7.903%	2/21/2048		$200	210,893

Nigeria 0.35%

Republic of Nigeria†(a)	7.143%	2/23/2030		200	208,100

Russia 0.34%

Russian Federation†(a)	5.25%	6/23/2047		200	200,130

Senegal 0.85%

Republic of Senegal†(c)	4.75%	3/13/2028	EUR	250	308,322
Republic of Senegal†(a)	6.75%	3/13/2048		$200	196,440
Total					504,762

Sri Lanka 0.33%

Republic of Sri Lanka†(a)	6.20%	5/11/2027		200	197,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Uruguay 0.10%

Uruguay Monetary Regulation Bill(c)	Zero Coupon	3/8/2019	UYU	1,786	$57,791
Total Foreign Government Obligations (cost $3,048,174)					3,036,428
Total Long-Term Investments (cost $56,566,449)					56,199,033

SHORT-TERM INVESTMENT 4.64%

REPURCHASE AGREEMENT 4.64%

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $2,670,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $2,814,786; proceeds: $2,759,467 (cost $2,759,241)				$2,759	2,759,241
Total Investments in Securities 99.19% (cost $59,325,690)					58,958,274
Cash and Other Assets in Excess of Liabilities(g) 0.81%					478,532
Net Assets 100.00%					$59,436,806

BADLAR	Banco de la Republica Argentina
CMT	Constant Maturity Treasury
DOP	Dominican peso
EUR	euro
PEN	Peruvian nuevo sol
UYU	Uruguayan Peso

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 29, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis (See Note 2(f)).
(f)	Defaulted (non-income producing security).
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on swaps contracts, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 29, 2018(1):

Referenced Index	Central Clearing Party	Fund Receives	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.EM.28(4)(5)	Credit Suisse	1.00%	12/20/2022	$1,843,000	$1,830,303	$(14,725)	$2,028

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(k)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $2,028. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Markets sovereign Issuers. (See Note 2(k)).

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	5/16/2018	240,000	$299,323	$296,193	$3,130

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	12/20/2018	130,000	$157,192	$163,341	$(6,149)

Open Futures Contracts at March 29, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2018	30	Long		$6,375,521		$6,378,281	$2,760
U.S. 5-Year Treasury Note	June 2018	26	Long		2,962,672		2,975,985	13,313
Unrealized Appreciation on Open Futures Contracts								$16,073

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	June 2018	2	Short	EUR	(260,276)	EUR	(262,500)	$(2,736)
Long U.S. Treasury Bond	June 2018	15	Short		$(2,148,817)		$(2,199,375)	(50,558)
U.S. 10-Year Treasury Note	June 2018	17	Short		(2,044,329)		(2,059,390)	(15,061)
U.S. 10-Year Ultra Treasury Bond	June 2018	23	Short		(2,947,552)		(2,986,766)	(39,214)
Ultra Long U.S. Treasury Bond	June 2018	2	Short		(310,653)		(320,938)	(10,285)
Unrealized Depreciation on Open Futures Contracts								$(117,854)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 29, 2018

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stock	$49,565	$—	$—	$49,565
Corporate Bonds	—	53,113,040	—	53,113,040
Foreign Government Obligations	—	3,036,428	—	3,036,428
Repurchase Agreement	—	2,759,241	—	2,759,241
Total	$49,565	$58,908,709	$—	$58,958,274
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$2,028	$—	$2,028
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	3,130	—	3,130
Liabilities	—	(6,149)	—	(6,149)
Futures Contracts
Assets	16,073	—	—	16,073
Liabilities	(117,854)	—	—	(117,854)
Total	$(101,781)	$(991)	$—	$(102,772)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of January 1, 2018	$252,122
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(252,122)
Balance as of March 29, 2018	$—
Change in unrealized appreciation/depreciation for period ended March 29, 2018, related to Level 3 investments held at March 29, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 82.13%

ASSET-BACKED SECURITIES 17.26%

Automobiles 7.91%

Ally Auto Receivables Trust 2017-5 A2	1.81%		6/15/2020	$122	$121,480
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%		4/8/2020	111	110,781
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%		2/20/2020	407	407,539
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%		7/20/2020	1,762	1,755,640
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%		12/20/2021	183	181,417
BMW Vehicle Owner Trust 2018-A A2A	2.09%		11/25/2020	872	868,919
California Republic Auto Receivables Trust 2016-1 A3	1.89%		5/15/2020	217	216,359
California Republic Auto Receivables Trust 2016-2 A4	1.83%		12/15/2021	280	276,890
Capital Auto Receivables Asset Trust 2014-3 D	3.14%		2/20/2020	444	445,054
Capital Auto Receivables Asset Trust 2016-1 B	2.67%		12/21/2020	224	223,679
CarMax Auto Owner Trust 2014-3 C	2.29%		6/15/2020	185	184,718
CarMax Auto Owner Trust 2014-4 C	2.44%		11/16/2020	898	896,287
CarMax Auto Owner Trust 2016-4 A2	1.21%		11/15/2019	104	103,805
CarMax Auto Owner Trust 2016-4 A4	1.60%		6/15/2022	214	207,537
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%		12/16/2019	9	8,631
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%		8/16/2021	362	363,437
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	498	497,135
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%		2/15/2022	222	222,149
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%		6/15/2022	132	132,761
CPS Auto Receivables Trust 2016-B D†	6.58%		3/15/2022	190	201,362
CPS Auto Receivables Trust 2017-D A†	1.87%		3/15/2021	422	420,002
Drive Auto Receivables Trust 2015-DA C†	3.38%		11/15/2021	295	295,832
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	236	235,689
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	800	801,409
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	1,093	1,111,492
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	1,745	1,745,789
First Investors Auto Owner Trust 2016-2A A1†	1.53%		11/16/2020	147	147,044
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	213	212,398
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%		12/20/2019	185	184,129
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%		1/21/2020	131	130,763
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%		4/15/2020	96	95,637
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	172	171,679
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%		10/15/2019	195	194,356
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.677%(1 Mo. LIBOR + 0.90%)	#	3/15/2021	197	198,802
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	229	227,222
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	538	536,552
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	231	228,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	$350	$349,084
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	41	41,048
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	101	100,729
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	519	519,430
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	345	348,387
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	213	216,841
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	260	258,746
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%		11/16/2020	478	477,034
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	3	2,724
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	129	128,677
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	113	112,545
Total					16,918,471

Credit Cards 2.42%

Barclays Dryrock Issuance Trust 2015-2 A	1.56%		3/15/2021	1,331	1,329,961
Barclays Dryrock Issuance Trust 2015-4 A	1.72%		8/16/2021	422	420,342
Cabela’s Credit Card Master Note Trust 2016-1 A1	1.78%		6/15/2022	170	168,250
Capital One Multi-Asset Execution Trust 2015-A3	2.177%(1 Mo. LIBOR + 0.40%)	#	3/15/2023	1,928	1,938,940
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	100	99,272
Chase Issuance Trust 2015-A7	1.62%		7/15/2020	315	314,285
First National Master Note Trust 2017-1 A	2.177%(1 Mo. LIBOR + .40%)	#	4/18/2022	220	220,448
MBNA Credit Card Master Note Trust 2004-A3	2.037%(1 Mo. LIBOR + .26%)	#	8/16/2021	675	675,335
Total					5,166,833

Other 6.93%

Ammc CLO 19 Ltd. 2016-19A A†	3.222%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	750	753,231
Apidos CLO X 2012-10A A†	3.187%(3 Mo. LIBOR + 1.42%)	#	10/30/2022	108	108,305
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	78	77,400
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	271	268,380
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	175	173,141
Avery Point V CLO Ltd. 2014-5A BR†	3.231%(3 Mo. LIBOR + 1.50%)	#	7/17/2026	250	250,416
Birchwood Park CLO Ltd. 2014-1A AR†	2.90%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	1,000	1,000,496
BlueMountain CLO Ltd. 2014-4A A1R†	3.334%(3 Mo. LIBOR + 1.35%)	#	11/30/2026	1,000	1,000,731
Cent CLO Ltd. 2013-17A A1†	3.067%(3 Mo. LIBOR + 1.30%)	#	1/30/2025	814	814,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Cent CLO Ltd. 2013-19A A1A†	3.09%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	$884	$885,022
CIFC Funding V Ltd. 2014-5A A1R†	3.131%(3 Mo. LIBOR + 1.40%)	#	1/17/2027	1,000	1,001,214
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	24	23,963
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	153	152,577
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	126	125,232
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	93	92,311
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	708	704,140
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	321	317,253
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	256	255,386
H/2 Asset Funding 2014-1 Ltd.	2.348%		3/19/2037	2,000	2,033,193	(a)
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.905%(3 Mo. LIBOR + 1.16%)	#	7/22/2024	1,280	1,281,094
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	151	151,396
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	305	307,949
SLM Private Education Loan Trust 2010-A 2A†	5.027%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	547	560,491
SLM Student Loan Trust 2011-1 A1	2.392%(1 Mo. LIBOR + 0.52%)	#	3/25/2026	239	239,610
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	71	70,607
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	557	552,471
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	763	759,889
West CLO Ltd. 2014-2A A1AR†	2.592%(3 Mo. LIBOR + 0.87%)	#	1/16/2027	755	755,574
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	58	57,342
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	58	57,329
Total					14,830,471
Total Asset-Backed Securities (cost $36,956,999)					36,915,775

CORPORATE BONDS 34.43%

Aerospace/Defense 0.47%

Harris Corp.	1.999%		4/27/2018	1,000	999,773

Auto Loans 1.40%
General Motors Financial Co., Inc.	2.65%(3 Mo. LIBOR + .93%)	#	4/13/2020	1,004	1,013,734
Hyundai Capital America†	1.75%		9/27/2019	500	489,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Loans (continued)

Hyundai Capital America†	2.40%		10/30/2018	$500	$498,626
Nissan Motor Acceptance Corp.†	2.685%(3 Mo. LIBOR + .39%)	#	9/28/2020	1,000	1,001,369
Total					3,003,338

Automakers 1.63%

Daimler Finance North America LLC†	1.75%		10/30/2019	1,000	981,722
Daimler Finance North America LLC†	2.037%(3 Mo. LIBOR + .25%)	#	11/5/2018	1,000	1,000,468
General Motors Co.	3.50%		10/2/2018	1,500	1,502,336
Total					3,484,526

Banking 6.41%

Associated Banc-Corp.	2.75%		11/15/2019	500	497,640
Associates Corp. of North America	6.95%		11/1/2018	1,031	1,055,878
Bank of America Corp.	2.369%(3 Mo. LIBOR + 0.66%)	#	7/21/2021	1,000	981,484
Bank of America Corp.	2.60%		1/15/2019	145	145,160
Citibank NA	2.03%(3 Mo. LIBOR + .23%)	#	11/9/2018	1,000	1,000,489
Citigroup, Inc.	1.70%		4/27/2018	1,000	999,467
Citigroup, Inc.	2.895%(3 Mo. LIBOR + .86%)	#	12/7/2018	1,000	1,004,349
Compass Bank	2.75%		9/29/2019	90	89,544
Credit Suisse AG	1.70%		4/27/2018	500	499,830
Fifth Third Bancorp	4.50%		6/1/2018	250	250,665
JPMorgan Chase & Co.	2.39%(3 Mo. LIBOR + .63%)	#	1/28/2019	1,000	1,003,232
Morgan Stanley	2.295%(3 Mo. LIBOR + .55%)	#	2/10/2021	1,097	1,097,900
Morgan Stanley	7.30%		5/13/2019	1,000	1,048,065
National Australia Bank Ltd. (Australia)†(b)	2.414%(3 Mo. LIBOR + .51%)	#	5/22/2020	500	502,004
Regions Bank	2.25%		9/14/2018	655	653,889
Regions Bank	7.50%		5/15/2018	500	502,795
Santander UK plc (United Kingdom)(b)	2.00%		8/24/2018	250	249,381
Santander UK plc (United Kingdom)(b)	3.587%(3 Mo. LIBOR + 1.48%)	#	3/14/2019	623	630,016
UBS AG (United Kingdom)†(b)	2.355%(3 Mo. LIBOR + .32%)	#	12/7/2018	1,000	1,000,937
Wells Fargo Bank NA	1.975%(3 Mo. LIBOR + .23%)	#	1/15/2020	500	499,529
Total					13,712,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Brokerage 0.24%

Lazard Group LLC	4.25%		11/14/2020	$500	$514,151

Building Materials 0.27%

Martin Marietta Materials, Inc.	2.554%(3 Mo. LIBOR + 0.65%)	#	5/22/2020	333	334,406
Martin Marietta Materials, Inc.	6.60%		4/15/2018	250	250,373
Total					584,779

Cable & Satellite Television 0.24%

Sky plc (United Kingdom)†(b)	9.50%		11/15/2018	500	520,383

Chemicals 0.49%

Westlake Chemical Corp.	4.875%		5/15/2023	500	515,000
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	500	527,172
Total					1,042,172

Consumer/Commercial/Lease Financing 0.81%

Discover Bank	2.60%		11/13/2018	1,469	1,468,749
International Lease Finance Corp.	5.875%		4/1/2019	250	256,870
Total					1,725,619

Diversified Capital Goods 0.39%

Pentair Finance Sarl (Luxembourg)(b)	2.90%		9/15/2018	831	831,269

Electric: Distribution/Transportation 0.82%

Eversource Energy	1.45%		5/1/2018	500	499,581
Oklahoma Gas & Electric Co.	8.25%		1/15/2019	250	260,616
Oncor Electric Delivery Co. LLC	6.80%		9/1/2018	500	507,955
State Grid Overseas Investment 2016 Ltd.†	2.125%		5/18/2021	500	483,618
Total					1,751,770

Electric: Integrated 2.05%

Ameren Illinois Co.	9.75%		11/15/2018	350	364,565
E. ON International Finance BV (Netherlands)†(b)	5.80%		4/30/2018	250	250,573
Origin Energy Finance Ltd. (Australia)†(b)	3.50%		10/9/2018	500	501,029
Pacific Gas & Electric Co.†	2.214%(3 Mo. LIBOR + .23%)	#	11/28/2018	1,000	997,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Public Service Co. of New Mexico	7.95%		5/15/2018	$500	$503,151
South Carolina Electric & Gas Co.	5.25%		11/1/2018	750	762,436
TECO Finance, Inc.	2.308%(3 Mo. LIBOR + .60%)	#	4/10/2018	1,000	1,000,045
Total					4,379,451

Electronics 0.23%

QUALCOMM, Inc.	2.155%(3 Mo. LIBOR + .27%)	#	5/18/2018	500	500,072

Energy: Exploration & Production 3.30%

Anadarko Petroleum Corp.	4.85%		3/15/2021	250	260,062
Anadarko Petroleum Corp.	6.95%		6/15/2019	1,139	1,191,492
Anadarko Petroleum Corp.	8.70%		3/15/2019	1,000	1,052,315
Apache Corp.	6.90%		9/15/2018	1,295	1,319,694
Canadian Natural Resources Ltd. (Canada)(b)	3.45%		11/15/2021	450	453,620
Noble Energy, Inc.	5.625%		5/1/2021	500	509,707
Pioneer Natural Resources Co.	6.875%		5/1/2018	500	501,555
Pioneer Natural Resources Co.	7.50%		1/15/2020	195	209,883
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%		9/30/2019	1,500	1,573,484
Total					7,071,812

Forestry/Paper 0.12%

WestRock RKT Co.	4.45%		3/1/2019	250	253,634

Gas Distribution 4.52%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	1,000	1,063,750
Buckeye Partners LP	2.65%		11/15/2018	500	498,826
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	250	249,850
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	500	527,494
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	500	531,414
Kinder Morgan, Inc.	7.25%		6/1/2018	250	251,654
MPLX LP	5.50%		2/15/2023	127	130,493
Northwest Pipeline LLC	6.05%		6/15/2018	500	503,220
Panhandle Eastern Pipe Line Co. LP	7.00%		6/15/2018	500	504,967
Sabine Pass Liquefaction LLC	5.625%		2/1/2021	1,015	1,067,651
Sempra Energy	6.15%		6/15/2018	1,000	1,008,501
Sempra Energy	9.80%		2/15/2019	300	317,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Spectra Energy Capital LLC	6.20%		4/15/2018	$675	$675,775
Spectra Energy Partners LP	2.725%(3 Mo. LIBOR + 0.70%)	#	6/5/2020	1,000	1,007,003
Transcontinental Gas Pipe Line Co. LLC	6.05%		6/15/2018	344	346,215
Western Gas Partners LP	2.60%		8/15/2018	1,000	998,864
Total					9,683,354

Hotels 0.24%

Hyatt Hotels Corp.†	6.875%		8/15/2019	500	524,659

Insurance Brokerage 0.04%

Willis North America, Inc.	7.00%		9/29/2019	75	79,274

Integrated Energy 0.52%

Eni SpA (Italy)†(b)	4.15%		10/1/2020	610	621,500
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	500	499,261
Total					1,120,761

Machinery 0.47%

Caterpillar Financial Services Corp.	2.205%(3 Mo. LIBOR + .18%)	#	12/6/2018	1,000	1,000,127

Media: Content 0.21%

Activision Blizzard, Inc.†	6.125%		9/15/2023	423	442,496

Medical Products 0.47%

Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	500	508,851
Zimmer Biomet Holdings, Inc.	2.00%		4/1/2018	500	500,000
Total					1,008,851

Metals/Mining (Excluding Steel) 1.48%

FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%		3/1/2022	1,000	1,102,500
Glencore Funding LLC†	2.125%		4/16/2018	2,061	2,060,586
Total					3,163,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Non-Electric Utilities 0.12%

United Utilities plc (United Kingdom)(b)	4.55%		6/19/2018	$250	$250,888

Oil Field Equipment & Services 0.33%

Cameron International Corp.	6.375%		7/15/2018	704	712,611

Pharmaceuticals 0.47%

Baxalta, Inc.	3.028%(3 Mo. LIBOR + 0.78%)	#	6/22/2018	1,000	1,001,038

Property & Casualty 0.12%

CNA Financial Corp.	5.875%		8/15/2020	250	265,459

Real Estate Investment Trusts 0.61%

Kilroy Realty LP	6.625%		6/1/2020	500	533,912
Kimco Realty Corp.	6.875%		10/1/2019	250	264,281
SL Green Realty Corp.	5.00%		8/15/2018	500	502,130
Total					1,300,323

Software/Services 3.00%

Baidu, Inc. (China)(b)	2.75%		6/9/2019	500	498,494
Baidu, Inc. (China)(b)	3.25%		8/6/2018	850	851,485
CA, Inc.	2.875%		8/15/2018	1,000	1,000,709
eBay, Inc.	2.253%(3 Mo. LIBOR + 0.48%)	#	8/1/2019	500	500,917
Fidelity National Information Services, Inc.	2.85%		10/15/2018	1,500	1,500,879
Hewlett Packard Enterprise Co.	2.85%		10/5/2018	550	550,632
Hewlett Packard Enterprise Co.	3.626%(3 Mo. LIBOR + 1.93%)	#	10/5/2018	500	504,446
Tencent Holdings Ltd. (China)†(b)	3.375%		5/2/2019	1,000	1,005,712
Total					6,413,274

Specialty Retail 0.12%

Best Buy Co., Inc.	5.00%		8/1/2018	250	251,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Support: Services 0.12%

Expedia Group, Inc.	7.456%		8/15/2018	$250	$254,177

Technology Hardware & Equipment 0.95%

Dell International LLC/EMC Corp.†	3.48%		6/1/2019	1,000	1,004,739
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	1,000	1,026,325
Total					2,031,064

Telecommunications: Wireline Integrated & Services 1.31%

AT&T, Inc.	5.875%		10/1/2019	1,000	1,043,026
BellSouth LLC†	4.285%		4/26/2021	1,000	1,001,139
Telefonica Emisiones SAU (Spain)(b)	3.192%		4/27/2018	500	500,208
Telenor ASA (Norway)(b)	1.75%		5/22/2018	250	249,993
Total					2,794,366

Tobacco 0.46%

BAT International Finance plc (United Kingdom)†(b)	2.635%(3 Mo. LIBOR + .51%)	#	6/15/2018	990	990,351
Total Corporate Bonds (cost $73,923,202)					73,662,956

FLOATING RATE LOANS(c) 1.21%

Aerospace/Defense 0.03%

Harris Corp. 3 Year Tranche Term Loan	3.15%(1 Mo. LIBOR + 1.50%)		5/29/2018	67	66,708	(d)

Health Facilities 0.01%

Laboratory Corp. of America Holdings Term Loan	2.898%(1 Mo. LIBOR + 1.25%)		12/19/2019	25	25,206	(d)

Packaging 0.33%

Ball Corp. USD Term Loan A	3.398%(1 Mo. LIBOR + 1.50)		3/18/2021	713	710,719	(d)

Software/Services 0.24%

Everett SpinCo, Inc Tranche A2 Term Loan	—	(e)	12/16/2019	500	500,312	(d)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail 0.37%

PVH Corp. Tranche A Term Loan	3.084%(1 Mo. LIBOR + 1.50%)		2/13/2019		$793	$792,400

Telecommunications: Wireless 0.23%

American Tower Corporation 2017 Term Loan	2.90%(1 Mo. LIBOR + 1.25%)		1/31/2023		500	500,000	(d)
Total Floating Rate Loans (cost $2,588,964)						2,595,345

FOREIGN GOVERNMENT OBLIGATIONS(f) 3.87%

Argentina 2.70%

City of Buenos Aires	Zero Coupon(BADLAR + 3.75%)	(e)	2/22/2028	ARS	41,000	2,078,133
City of Buenos Aires	26.20%(BADLAR + 3.25%)	#	3/29/2024	ARS	39,830	1,991,774
Provincia de Mendoza	27.292%(BADLAR + 4.38%)	#	6/9/2021	ARS	33,750	1,717,271
Total						5,787,178

Nigeria 1.17%

Nigeria Treasury Bill	Zero Coupon		5/31/2018	NGN	479,500	1,302,282	(a)
Nigeria Treasury Bill	0.01%		4/19/2018	NGN	432,000	1,193,928	(a)
Total						2,496,210
Total Foreign Government Obligations (cost $9,512,954)						8,283,388

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.37%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.545%	#(g)	10/25/2030		$376	377,158
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.159%	#(g)	9/25/2044		500	500,748
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.03%	#(g)	11/25/2044		100	100,313
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751%	#(g)	2/25/2045		100	100,504
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.742%	#(g)	4/25/2045		261	262,817
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.813%	#(g)	6/25/2047		200	202,059
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.563%	#(g)	8/25/2045		303	305,336
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.563%	#(g)	8/25/2045		200	199,147
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.364%	#(g)	5/25/2045		100	100,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2013-K713 B†	3.164%	#(g)	4/25/2046	$400	$401,399
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#(g)	10/25/2047	415	413,382
Government National Mortgage Assoc. 2013-171 IO	0.889%	#(g)	6/16/2054	12,957	753,710
Government National Mortgage Assoc. 2013-193 IO	0.929%	#(g)	1/16/2055	1,300	76,651
Government National Mortgage Assoc. 2014-15 IO	0.763%	#(g)	8/16/2054	11,690	585,234
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	70	67,180
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	81	80,528
Government National Mortgage Assoc. 2014-78 IO	0.601%	#(g)	3/16/2056	744	32,399
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(g)	5/16/2054	303	296,338
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(g)	8/16/2055	191	188,991
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(g)	2/16/2053	1,220	1,199,184
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	989	963,741
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $7,999,088)					7,207,445

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.47%

Federal Home Loan Mortgage Corp.	3.491%(12 Mo. LIBOR + 1.71%)	#	4/1/2037	261	272,673
Federal Home Loan Mortgage Corp.	3.542%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	336	352,791
Federal Home Loan Mortgage Corp.	3.561%(12 Mo. LIBOR + 1.78%)	#	5/1/2036	199	209,153
Federal Home Loan Mortgage Corp.	3.572%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	287	299,220
Federal Home Loan Mortgage Corp.	3.716%(1 Yr Treasury Constant Maturity Rate + 2.51%)	#	12/1/2035	372	394,842
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	24	24,843
Federal National Mortgage Assoc.	3.213%(12 Mo. LIBOR + 1.46%)	#	12/1/2035	299	310,743
Federal National Mortgage Assoc.	3.285%(12 Mo. LIBOR + 1.52%)	#	2/1/2036	172	179,100
Federal National Mortgage Assoc.	3.382%(12 Mo. LIBOR + 1.57%)	#	11/1/2036	559	583,976
Federal National Mortgage Assoc.	3.426%(12 Mo. LIBOR + 1.62%)	#	1/1/2038	187	195,032
Federal National Mortgage Assoc.	3.463%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	155	162,822
Federal National Mortgage Assoc.	3.463%(12 Mo. LIBOR + 1.69%)	#	8/1/2038	121	126,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.466%(1 Yr Treasury Constant Maturity Rate + 2.20%)	#	1/1/2038	$158	$166,624
Federal National Mortgage Assoc.	3.47%(1 Yr Treasury Constant Maturity Rate + 2.23%)	#	3/1/2038	114	120,396
Federal National Mortgage Assoc.	3.557%(12 Mo. LIBOR + 1.81%)	#	10/1/2040	451	469,703
Federal National Mortgage Assoc.	3.561%(12 Mo. LIBOR + 1.80%)	#	11/1/2040	1,391	1,453,284
Federal National Mortgage Assoc.	3.562%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	444	463,228
Federal National Mortgage Assoc.	3.577%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	385	401,989
Federal National Mortgage Assoc.	3.578%(12 Mo. LIBOR + 1.76%)	#	11/1/2038	273	287,505
Federal National Mortgage Assoc.	3.712%(12 Mo. LIBOR + 1.88%)	#	12/1/2038	93	98,231
Federal National Mortgage Assoc.	5.50%		2/1/2034	372	408,406
Federal National Mortgage Assoc.	5.50%		11/1/2034	398	437,103
Total Government Sponsored Enterprises Pass-Throughs (cost $7,447,936)					7,418,517

MUNICIPAL BOND 0.35%

Nursing Home

New Jersey Econ Dev Auth (cost $750,260)	2.421%		6/15/2018	750	749,977

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.17%

A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	990	981,527	(a)
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#(g)	6/15/2028	100	99,975
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#(g)	6/15/2028	200	199,779
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#(g)	6/15/2028	340	339,602
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.207%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	71	71,527
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	113	114,138
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	245	232,864
BBCMS Trust 2015-VFM X IO†	0.457%	#(g)	3/12/2036	51,224	1,128,204
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	69	70,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	$200	$202,806
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	615,080
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	618,616
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.755%	#(g)	12/15/2047	133	142,036
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.203%	#(g)	11/10/2049	2,056	155,911
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	321,854
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	242,068
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.23%	#(g)	5/10/2047	4,270	243,872
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.231%	#(g)	7/10/2047	3,784	54,019
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.441%	#(g)	6/10/2048	3,978	97,452
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	507	491,996
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	283	272,286
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	100	96,361
Citigroup Commercial Mortgage Trust 2016-SMPL XCP IO†	1.977%	#(g)	9/10/2031	47,247	390,251
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.991%	#(g)	7/10/2046	100	104,768
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	383	381,604
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	257	247,509
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	374	361,405
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.214%	#(g)	8/10/2047	1,649	77,966
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.70%(1 Mo. LIBOR + 1.95%)	#	7/13/2031	468	469,463
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.039%	#(g)	10/10/2047	58,568	277,841
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.025%	#(g)	9/10/2047	3,620	140,254
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#(g)	5/10/2048	1,000	995,917
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.04%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	734	736,419
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(g)	10/15/2034	6,243	74,529	(a)
Commercial Mortgage Trust 2006-GG7 AM	5.736%	#(g)	7/10/2038	337	337,278
Core Industrial Trust 2015-WEST XA IO†	0.935%	#(g)	2/10/2037	2,882	163,595
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	312	318,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(g)	9/15/2037	$20,000	$669,100
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	3.097%(1 Mo. LIBOR + 1.32%)	#	4/15/2029	365	365,261
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.627%(1 Mo. LIBOR + 1.85%)	#	4/15/2029	478	478,515
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.277%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	419	421,522
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.277%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	476	479,990
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,200	1,189,526
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(g)	7/10/2044	100	104,257
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	300	293,827
DBWF Mortgage Trust 2015-LCM XA IO†	0.424%	#(g)	6/10/2034	784	14,561
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#(g)	12/15/2034	320	319,647
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	300	303,385
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	231	230,544
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	408	409,266
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	761	756,459
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	130	131,443
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	95	98,468
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	646	621,286
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	155	151,408	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	270	266,956	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	367	363,750	(a)
H/2 Asset Funding 2015-1A-AFL	2.174%		6/24/2049	276	280,434	(a)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	138	138,261	(a)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	369	365,664	(a)
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(g)	8/5/2034	837	782,741
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	111	107,972
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	285	291,708
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(g)	11/15/2043	250	257,927
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	707	718,472
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	196	197,141
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.137%	#(g)	4/15/2047	1,859	44,920
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(g)	4/15/2047	1,000	19,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	$1,359	$1,348,422
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(g)	6/10/2027	866	852,528
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(g)	6/10/2027	1,487	6,305
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(g)	6/10/2027	661	568
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.977%(1 Mo. LIBOR + 2.20%)	#	12/15/2030	250	250,527
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.877%(1 Mo. LIBOR + 3.10%)	#	12/15/2030	500	503,293
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	3.688%(1 Mo. LIBOR + 2.10%)	#	7/15/2031	215	214,635
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	33,933
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.921%	#(g)	5/15/2048	2,915	95,600
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.136%	#(g)	9/5/2032	46,250	148,000
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	309	304,888
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	141	139,491
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	178	176,608
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(g)	10/5/2031	1,543	56,713
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(g)	10/5/2031	1,000	21,005
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	5.527%(1 Mo. LIBOR + 3.75%)	#	10/15/2033	292	294,068
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198%	#(g)	10/15/2018	53,571	343,390
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#(g)	11/14/2027	156	154,934
LMREC, Inc. 2015-CRE1 A†	3.611%(1 Mo. LIBOR + 1.75%)	#	2/22/2032	755	772,381
LMREC, Inc. 2015-CRE1 B†	5.361%(1 Mo. LIBOR + 3.50%)	#	2/22/2032	100	102,199
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	0.933%	#(g)	1/20/2041	737	4,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(g)	4/20/2048	$225		$222,814
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40		40,030
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.727%	#(g)	7/15/2050	9,738		309,437
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.452%	#(g)	11/15/2049	3,598		314,676
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250		242,351
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500		486,494
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316%	#(g)	9/13/2031	124,205		187,550
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	490		477,585
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	100		99,407
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(g)	7/13/2029	100,000		374,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100		100,813
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.659%	#(g)	8/15/2049	1,095		101,801
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.996%	#(g)	8/15/2049	1,538		105,315
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	161		155,308
MSCG Trust 2016-SNR A†	3.348%	#(g)	11/15/2034	687		674,019
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	332		328,339
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	213		213,684
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(g)	11/15/2032	367		373,197
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(g)	11/15/2032	91		91,460
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	1,524		1,521,918
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	288		289,809
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.599%	#(g)	11/15/2043	250		258,205
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.729%	#(g)	6/15/2048	2,431		92,778
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#(g)	6/15/2048	40,645		128,020
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.475%	#(g)	4/15/2050	24,333		728,635
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.776%	#(g)	9/15/2048	2,550		104,819
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012%	#(g)	10/15/2049	4,661		344,663
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	5		5,298
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	—	(h)	68
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.105%	#(g)	5/15/2047	3,669		156,469
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.585%	#(g)	5/15/2047	765		25,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.605%	#(g)	8/15/2047	$15,000	$571,648
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.901%	#(g)	9/15/2057	12,540	515,239
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.453%	#(g)	9/15/2057	14,000	347,934
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.653%	#(g)	10/15/2057	7,693	235,946
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(g)	10/15/2057	5,000	79,626
Total Non-Agency Commercial Mortgage-Backed Securities (cost $39,647,761)					38,872,003
Total Long-Term Investments (cost $178,827,164)					175,705,406

SHORT-TERM INVESTMENTS 13.97%

ASSET-BACKED SECURITY 0.04%

Other

DLL Securitization Trust 2017-A A1† (cost $92,070)	1.50%		11/15/2018	92	92,080

COMMERCIAL PAPER 11.96%

Chemicals 1.40%

Dow Chemical Co. (The)	2.618%		5/22/2018	1,000	996,431
Potash Corp. of Saskatchewan, Inc.	2.597%		5/16/2018	1,000	996,883
Potash Corp. of Saskatchewan, Inc.	2.648%		5/22/2018	1,000	996,389
Total					2,989,703

Electric: Integrated 1.87%

American Electric Power Co., Inc.	2.683%		6/12/2018	1,000	994,927
Black Hills Corp.	2.57%		4/17/2018	1,000	998,946
Hawaiian Electric Co.	2.638%		4/3/2018	1,000	999,928
South Carolina Electric & Gas Co.	2.692%		4/16/2018	1,000	998,969
Total					3,992,770

Electronics 0.46%

Molex Electronic Technologies	2.765%		6/11/2018	1,000	994,545

Energy: Exploration & Production 1.40%

Canadian Natural Resources Ltd.	2.562%		4/25/2018	1,000	998,390
Enbridge (US), Inc.	2.612%		4/13/2018	1,000	999,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Energy Transfer Partners LP	2.947%	4/27/2018	$1,000	$997,986
Total				2,995,594

Gas Distribution 2.63%

Enable Midstream	2.672%	4/9/2018	1,000	999,488
NiSource, Inc.	2.692%	4/26/2018	1,000	998,233
Spire, Inc.	2.468%	4/23/2018	650	649,079
TransCanada PipeLines Ltd.	2.458%	4/16/2018	1,000	999,059
TransCanada PipeLines Ltd.	2.648%	5/22/2018	2,000	1,992,778
Total				5,638,637

Machinery 0.46%

CNH Industrial Capital LLC	2.889%	6/8/2018	1,000	995,235

Managed Care 0.47%

Humana, Inc.	2.52%	4/17/2018	1,000	998,967

Media: Diversified 0.47%

Thomson Reuters Corp.	2.555%	5/15/2018	1,000	997,002

Oil Field Equipment & Services 0.47%

FMC Technologies, Inc.	2.286%	4/12/2018	1,000	999,375

Personal & Household Products 0.93%

Newell Rubbermaid, Inc.	2.642%	4/16/2018	1,000	998,989
Newell Rubbermaid, Inc.	2.794%	4/24/2018	1,000	998,319
Total				1,997,308

Support: Services 0.47%

EQUIFAX, Inc.	2.777%	4/30/2018	1,000	997,877

Technology Hardware & Equipment 0.46%

HP, Inc.	2.754%	6/6/2018	1,000	996,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services 0.47%

Kansas City Southern	2.693%	4/13/2018	$1,000	$999,190
Total Commercial Paper (cost $25,589,042)				25,592,423

CORPORATE BONDS 0.94%

Cable & Satellite Television 0.47%

Time Warner Cable LLC	6.75%	7/1/2018	1,000	1,009,471

Tobacco 0.47%

Imperial Brands Finance plc (United Kingdom)†(b)	2.05%	7/20/2018	1,000	997,994
Total Corporate Bonds (cost $2,012,546)				2,007,465

U.S. TREASURY OBLIGATION 1.03%

U.S. Treasury Note (cost $2,198,684)	1.375%	6/30/2018	2,200	2,197,677
Total Short-Term Investments (cost $29,892,342)				29,889,645
Total Investments in Securities 96.10% (cost $208,719,506)				205,595,051
Foreign Cash and Other Assets in Excess of Liabilities(i) 3.90%				8,344,115
Net Assets 100.00%				$213,939,166

BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
ARS	Argentine Peso
NGN	Nigerian naira.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 29, 2018.
(a)	Level 3 Investment as described in Note 2(n) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at March 29, 2018.
(d)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

(e)	Interest rate to be determined.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Amount is less than $1,000.
(i)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Deutsche Bank AG	5/14/2018	10,460,000	$506,170	$508,768	$2,598
Argentine peso	Buy	UBS AG	6/12/2018	34,400,000	1,620,349	1,647,830	27,481
Chinese yuan renminbi	Buy	Barclays Bank plc	4/12/2018	48,111,000	7,360,474	7,672,727	312,253
Chinese yuan renminbi	Buy	J.P. Morgan	6/12/2018	31,800,000	4,996,700	5,047,522	50,822
Colombian peso	Buy	Goldman Sachs	5/15/2018	10,150,000,000	3,533,704	3,629,327	95,623
Colombian peso	Buy	J.P. Morgan	4/12/2018	9,346,115,000	3,193,637	3,344,501	150,864
Colombian peso	Buy	J.P. Morgan	6/12/2018	21,960,000,000	7,696,810	7,841,992	145,182
Czech koruna	Buy	Barclays Bank plc	4/12/2018	84,725,000	3,993,695	4,105,674	111,979
Hungarian forint	Buy	Standard Chartered Bank	4/12/2018	578,590,000	2,250,941	2,280,274	29,333
Indian rupee	Buy	J.P. Morgan	6/12/2018	11,271,000	170,936	171,862	926
Indian rupee	Buy	Morgan Stanley	6/12/2018	805,000,000	12,269,658	12,274,752	5,094
Indonesian rupiah	Buy	J.P. Morgan	6/12/2018	2,072,679,000	149,576	150,210	634
Indonesian rupiah	Buy	State Street Bank and Trust	6/12/2018	80,925,000,000	5,842,960	5,864,761	21,801
Malaysian ringgit	Buy	Barclays Bank plc	4/12/2018	18,827,000	4,699,349	4,875,649	176,300
Malaysian ringgit	Buy	Barclays Bank plc	5/14/2018	8,185,000	2,075,725	2,117,646	41,921
Mexican peso	Buy	Citibank	6/12/2018	2,025,000	106,517	110,182	3,665
Mexican peso	Buy	State Street Bank and Trust	4/12/2018	131,708,000	6,735,208	7,234,757	499,549
Mexican peso	Buy	State Street Bank and Trust	4/12/2018	25,062,000	1,348,304	1,376,663	28,359
Mexican peso	Buy	State Street Bank and Trust	6/12/2018	120,625,000	6,372,120	6,563,308	191,188
Peruvian Nuevo sol	Buy	Barclays Bank plc	5/14/2018	5,350,000	1,641,331	1,656,049	14,718
Peruvian Nuevo sol	Buy	BNP Paribas S.A.	4/12/2018	11,740,000	3,633,325	3,637,907	4,582
Peruvian Nuevo sol	Buy	Citibank	5/14/2018	4,518,000	1,379,331	1,398,510	19,179
Peruvian Nuevo sol	Buy	J.P. Morgan	6/12/2018	13,100,000	4,024,331	4,051,664	27,333
Polish zloty	Buy	State Street Bank and Trust	4/12/2018	3,998,000	1,147,576	1,167,943	20,367
Romanian new leu	Buy	Citibank	4/12/2018	11,702,000	3,022,523	3,090,076	67,553
Romanian new leu	Buy	Citibank	5/14/2018	6,241,000	1,645,139	1,648,637	3,498
Russian ruble	Buy	Goldman Sachs	5/14/2018	43,550,000	740,112	756,192	16,080
Russian ruble	Buy	Standard Chartered Bank	4/12/2018	301,335,000	5,216,269	5,253,679	37,410
Russian ruble	Buy	Standard Chartered Bank	6/13/2018	13,584,000	234,988	235,091	103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Singapore dollar	Buy	Barclays Bank plc	5/14/2018	6,925,000	$5,235,376	$5,286,431	$51,055
South African rand	Buy	Bank of America	4/12/2018	16,958,000	1,344,382	1,430,728	86,346
South African rand	Buy	Bank of America	5/14/2018	35,806,000	2,962,815	3,007,628	44,813
South African rand	Buy	Standard Chartered Bank	4/12/2018	43,228,000	3,611,197	3,647,099	35,902
South African rand	Buy	State Street Bank and Trust	6/12/2018	55,700,000	4,629,805	4,661,035	31,230
South African rand	Buy	State Street Bank and Trust	6/12/2018	2,315,000	192,155	193,722	1,567
South Korean won	Buy	Bank of America	6/12/2018	6,000,000,000	5,642,704	5,657,920	15,216
Taiwan dollar	Buy	Morgan Stanley	6/12/2018	42,600,000	1,471,193	1,473,944	2,751
Taiwan dollar	Buy	State Street Bank and Trust	6/12/2018	24,625,000	845,769	852,016	6,247
Thai baht	Buy	Bank of America	4/12/2018	156,706,000	4,896,756	5,012,834	116,078
Turkish lira	Buy	UBS AG	6/12/2018	515,000	127,779	127,862	83
Hungarian forint	Sell	Deutsche Bank AG	4/12/2018	21,701,000	86,680	85,526	1,154
Israeli new shekel	Sell	Bank of America	4/12/2018	7,748,000	2,265,748	2,210,149	55,599
Israeli new shekel	Sell	BNP Paribas S.A.	4/12/2018	586,000	170,528	167,159	3,369
Israeli new shekel	Sell	J.P. Morgan	4/12/2018	531,000	154,205	151,470	2,735
Romanian new leu	Sell	Bank of America	4/12/2018	325,000	86,738	85,821	917
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,561,457

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	State Street Bank and Trust	4/12/2018	111,090,000	$5,631,939	$5,494,518	$(137,421)
Brazilian real	Buy	Barclays Bank plc	6/12/2018	36,350,000	11,156,227	10,946,476	(209,751)
Brazilian real	Buy	Morgan Stanley	6/12/2018	778,000	235,429	234,288	(1,141)
Brazilian real	Buy	State Street Bank and Trust	4/12/2018	7,104,000	2,177,939	2,150,169	(27,770)
Chilean peso	Buy	Barclays Bank plc	5/14/2018	708,400,000	1,178,016	1,173,146	(4,870)
Chilean peso	Buy	Barclays Bank plc	6/12/2018	4,415,000,000	7,398,780	7,309,822	(88,958)
Czech koruna	Buy	Citibank	4/12/2018	7,135,000	348,256	345,753	(2,503)
Hungarian forint	Buy	Standard Chartered Bank	5/14/2018	1,075,481,000	4,249,878	4,246,986	(2,892)
Indonesian rupiah	Buy	J.P. Morgan	4/12/2018	71,564,684,000	5,297,948	5,211,889	(86,059)
Israeli new shekel	Buy	Bank of America	4/12/2018	912,000	264,112	260,152	(3,960)
Israeli new shekel	Buy	Barclays Bank plc	4/12/2018	10,164,000	2,981,587	2,899,323	(82,264)
Israeli new shekel	Buy	Goldman Sachs	4/12/2018	15,310,000	4,490,658	4,367,240	(123,418)
Israeli new shekel	Buy	UBS AG	4/12/2018	1,539,000	451,514	439,006	(12,508)
Philippine peso	Buy	Barclays Bank plc	6/13/2018	7,855,000	149,585	149,377	(208)
Philippine peso	Buy	J.P. Morgan	4/12/2018	303,132,000	5,847,679	5,802,849	(44,830)
Philippine peso	Buy	Standard Chartered Bank	4/12/2018	55,804,000	1,102,475	1,068,255	(34,220)
Philippine peso	Buy	Standard Chartered Bank	6/13/2018	148,200,000	2,829,108	2,818,294	(10,814)
Polish zloty	Buy	Bank of America	6/12/2018	5,830,000	1,722,656	1,705,163	(17,493)
Polish zloty	Buy	Standard Chartered Bank	5/14/2018	17,683,000	5,198,965	5,168,937	(30,028)
Romanian new leu	Buy	Goldman Sachs	4/12/2018	15,585,000	4,182,327	4,115,436	(66,891)
Russian ruble	Buy	Goldman Sachs	5/14/2018	54,357,000	947,372	943,842	(3,530)
Russian ruble	Buy	J.P. Morgan	6/13/2018	294,108,000	5,094,306	5,089,980	(4,326)
Thai baht	Buy	Goldman Sachs	4/12/2018	4,658,000	149,578	149,004	(574)
Turkish lira	Buy	Barclays Bank plc	4/12/2018	23,181,000	5,971,483	5,858,182	(113,301)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Turkish lira	Buy	Deutsche Bank AG	5/14/2018	3,605,000	$925,405	$902,487	$(22,918)
Turkish lira	Buy	Goldman Sachs	5/14/2018	8,885,000	2,274,113	2,224,299	(49,814)
Turkish lira	Buy	State Street Bank and Trust	6/12/2018	19,425,000	4,961,458	4,822,771	(138,687)
Hungarian forint	Sell	Citibank	4/12/2018	127,255,000	495,208	501,523	(6,315)
Malaysian ringgit	Sell	Barclays Bank plc	4/12/2018	5,334,000	1,355,321	1,381,352	(26,031)
Romanian new leu	Sell	Citibank	4/12/2018	3,701,000	968,468	977,300	(8,832)
Singapore dollar	Sell	Standard Chartered Bank	5/14/2018	456,000	343,959	348,103	(4,144)
Singapore dollar	Sell	State Street Bank and Trust	5/14/2018	256,000	193,673	195,426	(1,753)
Thai baht	Sell	Goldman Sachs	4/12/2018	6,091,000	193,753	194,844	(1,091)
Thai baht	Sell	Standard Chartered Bank	4/12/2018	42,845,000	1,369,637	1,370,559	(922)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,370,237)

Open Futures Contracts at March 29, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2018	185	Short	$(39,338,183)	$(39,332,735)	$5,448

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2018	25	Short	$(2,853,471)	$(2,861,523)	$(8,052)

Centrally Cleared Interest Rate Swap Contracts at March 29, 2018:

Central Clearing Party*	Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	1.524%	3-Month LIBOR Index	1/13/2021	$38,000,000	$39,142,737	$1,142,737

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Other	$—	$12,889,358	$2,033,193	$14,922,551
Remaining Industries	—	22,085,304	—	22,085,304
Corporate Bonds	—	75,670,421	—	75,670,421
Floating Rate Loans
Aerospace/Defense	—	—	66,708	66,708
Health Facilities	—	—	25,206	25,206
Packaging	—	—	710,719	710,719
Software/Services	—	—	500,312	500,312
Specialty Retail	—	792,400	—	792,400
Telecommunications: Wireless	—	—	500,000	500,000
Foreign Government Obligations
Nigeria	—	—	2,496,210	2,496,210
Remaining Countries	—	5,787,178	—	5,787,178
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	7,207,445	—	7,207,445
Government Sponsored Enterprises Pass-Throughs	—	7,418,517	—	7,418,517
Municipal Bond	—	749,977	—	749,977
Non-Agency Commercial Mortgage-Backed Securities	—	36,249,474	2,622,529	38,872,003
Commercial Paper	—	25,592,423	—	25,592,423
U.S. Treasury Obligation	—	2,197,677	—	2,197,677
Total	$—	$196,640,174	$8,954,877	$205,595,051
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,561,457	$—	$2,561,457
Liabilities	—	(1,370,237)	—	(1,370,237)
Futures Contracts
Assets	5,448	—	—	5,448
Liabilities	(8,052)	—	—	(8,052)
Centrally Cleared Interest Rate Swap Contracts
Assets	—	1,142,737	—	1,142,737
Liabilities	—	—	—	—
Total	$(2,604)	$2,333,957	$—	$2,331,353

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 29, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Foreign Government Obligations	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2018	$2,008,544	$1,088,477	$2,405,046	$2,938,375
Accrued Discounts (Premiums)	—	343	110,617	(32,668)
Realized Gain (Loss)	—	134	—	—
Change in Unrealized Appreciation (Depreciation)	24,649	(853)	(19,453)	4,143
Purchases	—	491,347	—	—
Sales	—	(716,347)	—	(205,200)
Transfers into Level 3	—	939,844	—	—
Transfers out of Level 3	—	—	—	(82,121)
Balance as of March 29, 2018	$2,033,193	$1,802,945	$2,496,210	$2,622,529
Change in unrealized appreciation/depreciation for period ended March 29, 2018, related to Level 3 investments held at March 29, 2018	$24,648	$4,858	$(19,453)	$4,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 6.44%

Colombia 0.72%

Electric: Power

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	$105,473

Indonesia 1.01%

Engineering & Contracting Services

Jasa Marga Persero Tbk PT†	7.50%	12/11/2020	IDR	2,000,000	148,740

Mexico 3.19%

Electric: Power 0.71%

Comision Federal de Electricidad	7.96%	11/20/2020	MXN	1,900	104,296

Media 0.47%

Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	69,013

Oil 0.99%

Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	144,512

Telecommunications 1.02%

America Movil SAB de CV	6.00%	6/9/2019	MXN	2,780	148,935
Total					466,756

Peru 0.55%

Banks: Regional

Banco de Credito del Peru†	4.85%	10/30/2020	PEN	260	80,876

South Africa 0.97%

Electric: Power 0.42%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	61,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.55%

Transnet SOC Ltd.	8.90%		11/14/2027	ZAR	1,000	$79,988
Total						141,626
Total Foreign Corporate Bonds (cost $1,094,824)						943,471

FOREIGN GOVERNMENT OBLIGATIONS(a) 76.01%

Argentina 1.74%

City of Buenos Aires	Zero Coupon(BADLAR + 3.75%)	#	2/22/2028	ARS	1,925	97,571
Provincia de Mendoza	27.292%(BADLAR + 4.38%)	#	6/9/2021	ARS	2,380	121,100
Republic of Argentina GDP Linked Note	Zero Coupon(5% of GDP growth that exceeds base value)	#(b)	12/15/2035	ARS	8,500	35,464	(c)
Total						254,135

Brazil 9.97%

Brazil Letras do Tesouro Nacional	Zero Coupon		7/1/2020	BRL	1,340	345,101
Brazil Notas do Tesouro Nacional Series F	10.00%		1/1/2021	BRL	500	159,193
Brazil Notas do Tesouro Nacional Series F	10.00%		1/1/2023	BRL	1,470	465,503
Brazil Notas do Tesouro Nacional Series F	10.00%		1/1/2025	BRL	1,210	380,748
Brazil Notas do Tesouro Nacional Series F	10.00%		1/1/2027	BRL	350	109,565
Total						1,460,110

Chile 3.67%

Bonos Tesoreria Pesos	4.50%		3/1/2026	CLP	200,000	333,070
Bonos Tesoreria Pesos	5.00%		3/1/2035	CLP	95,000	157,831
Bonos Tesoreria Pesos	6.00%		1/1/2043	CLP	25,000	46,461
Total						537,362

Colombia 4.11%

Colombian TES Series B	6.00%		4/28/2028	COP	1,340,000	463,487
Colombian TES Series B	10.00%		7/24/2024	COP	320,000	137,837
Total						601,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Hungary 2.35%

Hungary Government Bond	5.50%	6/24/2025	HUF	38,500	$187,889
Hungary Government Bond	7.00%	6/24/2022	HUF	32,000	156,695
Total					344,584

Indonesia 8.27%

Indonesia Treasury Bond	6.125%	5/15/2028	IDR	1,500,000	105,084
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	3,430,000	272,194
Indonesia Treasury Bond	8.375%	3/15/2034	IDR	5,460,000	432,279
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	4,609,000	401,751
Total					1,211,308

Malaysia 4.11%

Malaysia Government Bond	3.844%	4/15/2033	MYR	1,295	313,413
Malaysia Government Bond	4.059%	9/30/2024	MYR	1,105	288,527
Total					601,940

Mexico 5.00%

Mexican Bonos	7.50%	6/3/2027	MXN	6,800	378,933
Mexican Bonos	7.75%	5/29/2031	MXN	2,900	163,384
Mexican Bonos	7.75%	11/13/2042	MXN	3,400	190,009
Total					732,326

Peru 3.08%

Peru Government Bond	6.85%	2/12/2042	PEN	132	46,471
Peru Government Bond	6.95%	8/12/2031	PEN	410	149,966
Republic of Peru	6.85%	2/12/2042	PEN	150	52,808
Republic of Peru†	6.95%	8/12/2031	PEN	550	201,173
Total					450,418

Poland 4.33%

Poland Government Bond	3.25%	7/25/2025	PLN	1,060	317,264
Poland Government Bond	5.75%	9/23/2022	PLN	943	316,744
Total					634,008

Romania 2.90%

Romania Government Bond	5.95%	6/11/2021	RON	1,490	424,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Russia 8.60%

Russian Federal Bond—OFZ	6.70%	5/15/2019	RUB	5,700	$100,126
Russian Federal Bond—OFZ	7.40%	12/7/2022	RUB	12,300	223,767
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	16,810	303,412
Russian Federal Bond—OFZ	7.70%	3/23/2033	RUB	9,300	169,562
Russian Federal Bond—OFZ	7.75%	9/16/2026	RUB	25,050	463,063
Total					1,259,930

South Africa 9.15%

Republic of South Africa	6.25%	3/31/2036	ZAR	6,153	405,229
Republic of South Africa	7.00%	2/28/2031	ZAR	5,560	417,797
Republic of South Africa	10.50%	12/21/2026	ZAR	5,285	516,503
Total					1,339,529

Thailand 3.95%

Thailand Government Bond	1.875%	6/17/2022	THB	3,600	115,965
Thailand Government Bond	3.58%	12/17/2027	THB	6,370	221,823
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	132,871
Thailand Government Bond	4.875%	6/22/2029	THB	2,800	108,482
Total					579,141

Turkey 3.87%

Turkey Government Bond	7.10%	3/8/2023	TRY	1,835	368,833
Turkey Government Bond	8.80%	11/14/2018	TRY	800	197,399
Total					566,232

Uruguay 0.91%

Republic of Uruguay†	8.50%	3/15/2028	UYU	348	11,357
Republic of Uruguay	9.875%	6/20/2022	UYU	3,400	122,173
Total					133,530
Total Foreign Government Obligations (cost $11,058,306)					11,129,902

U.S. TREASURY OBLIGATION 3.02%

U.S. Treasury Note (cost $442,077)	2.00%	1/31/2020		444	441,884
Total Investments in Securities 85.47% (cost $12,595,207)					12,515,257
Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 14.53%					2,127,133
Net Assets 100.00%					$14,642,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 29, 2018

ARS	Argentine Peso
BADLAR	Banco de la Republica Argentina
BRL	Brazilian real
CLP	Chilean peso
COP	Colombian peso
HUF	Hungarian forint
IDR	Indonesian rupiah
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PLN	Polish zloty.
RON	Romanian new leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish lira
UYU	Uruguayan Peso
ZAR	South African rand

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 29, 2018.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Security is variable rate currently paying 0.00%
(c)	Level 3 Investment as described in Note 2(n) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Colombian peso	Buy	BNP Paribas S.A.	4/17/2018	1,262,000,000	$443,596	$451,581	$7,985
Malaysian ringgit	Buy	Goldman Sachs	4/17/2018	934,000	239,338	241,811	2,473
Mexican peso	Buy	State Street Bank and Trust	4/17/2018	1,434,000	76,215	78,710	2,495
Mexican peso	Buy	State Street Bank and Trust	4/17/2018	786,000	41,440	43,142	1,702
Mexican peso	Buy	State Street Bank and Trust	4/17/2018	336,000	17,795	18,442	647
Polish zloty	Buy	Bank of America	4/17/2018	2,400,000	700,633	701,187	554
Russian ruble	Buy	Goldman Sachs	4/17/2018	2,670,000	46,415	46,519	104
South African rand	Buy	Standard Chartered Bank	4/17/2018	1,211,000	101,591	102,099	508
Chilean peso	Sell	Bank of America	4/17/2018	114,000,000	189,731	188,787	944
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$17,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 29, 2018

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Morgan Stanley	4/17/2018	148,000	$45,198	$44,777	$(421)
Brazilian real	Buy	Morgan Stanley	4/17/2018	63,000	19,397	19,061	(336)
Brazilian real	Buy	State Street Bank and Trust	4/17/2018	343,000	104,653	103,775	(878)
Czech koruna	Buy	Bank of America	4/17/2018	12,125,000	587,934	587,709	(225)
Hungarian forint	Buy	Goldman Sachs	4/17/2018	82,500,000	326,909	325,239	(1,670)
Russian ruble	Buy	State Street Bank and Trust	4/17/2018	5,074,000	89,033	88,404	(629)
Russian ruble	Buy	State Street Bank and Trust	4/17/2018	1,267,000	22,177	22,075	(102)
Thai baht	Buy	BNP Paribas S.A.	4/17/2018	18,150,000	582,289	580,691	(1,598)
Turkish lira	Buy	State Street Bank and Trust	4/17/2018	223,000	57,945	56,270	(1,675)
Turkish lira	Buy	State Street Bank and Trust	4/17/2018	68,000	17,703	17,158	(545)
Turkish lira	Buy	UBS AG	4/17/2018	1,205,000	304,178	304,058	(120)
Mexican peso	Sell	State Street Bank and Trust	4/17/2018	1,775,000	93,130	97,426	(4,296)
Peruvian Nuevo sol	Sell	BNP Paribas S.A.	4/17/2018	87,000	26,632	26,954	(322)
Peruvian Nuevo sol	Sell	Citibank	4/17/2018	395,000	121,344	122,378	(1,034)
South African rand	Sell	Goldman Sachs	4/17/2018	3,580,000	298,456	301,828	(3,372)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(17,223)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$943,471	$—	$943,471
Foreign Government Obligations
Argentina	—	218,671	35,464	254,135
Remaining Countries	—	10,875,767	—	10,875,767
U.S. Treasury Obligation	—	441,884	—	441,884
Total	$—	$12,479,793	$35,464	$12,515,257
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$17,412	$—	$17,412
Liabilities	—	(17,223)	—	(17,223)
Total	$—	$189	$—	$189

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Foreign Government Obligations
Balance as of January 1, 2018	$101,569
Accrued Discounts (Premiums)	4,412
Realized Gain (Loss)	533
Change in Unrealized Appreciation (Depreciation)	(16,588)
Purchases	—
Sales	(105,120)
Transfers into Level 3	50,658
Transfers out of Level 3	—
Balance as of March 29, 2018	$35,464
Change in unrealized appreciation/depreciation for period ended March 29, 2018, related to Level 3 investments held at March 29, 2018	$(15,194)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 29, 2018

		Fair
		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 99.71%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.71%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	837,903	$16,959
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,136,727	24,349
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	1,290,042	17,196
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	3,396,289	18,612
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	913,219	27,049
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	418,304	9,847
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	3,774,006	28,456
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	394,494	4,679
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	2,590,671	36,917
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(j)	4,728,155	36,832
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	214,262	6,248
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(l)	369,813	1,553
Total Investments in Underlying Funds (cost $225,136,314)		228,697

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $145,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $152,863; proceeds: $148,845 (cost $148,832)	$149	149
Total Investments in Securities 99.77% (cost $225,285,146)		228,846
Foreign Cash and Other Assets in Excess of Liabilities(m) 0.23%		528
Net Assets 100.00%		$229,374

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 29, 2018

(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(m)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	Morgan Stanley	5/8/2018	3,400,000	$4,739,392	$4,777,007	$37,615
euro	Sell	Bank of America	5/8/2018	8,105,000	10,180,982	9,996,960	184,022
British pound	Sell	State Street Bank and Trust	5/8/2018	3,400,000	4,862,152	4,777,007	85,145
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$306,782

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Buy	Standard Chartered Bank	5/8/2018	8,105,000	$10,072,651	$9,996,960	$(75,691)

Open Futures Contracts at March 29, 2018:

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Appreciation
Euro-Bund	June 2018	24	Long	EUR	3,770,442	EUR	4,708,094	$68,755
E-Mini S&P 500 Index	June 2018	17	Short		$(2,343,450)		$(2,246,550)	96,900
NASDAQ 100 E-Mini Index	June 2018	17	Short		(2,247,128)		(2,241,960)	5,168
U.S. 10-Year Treasury Note	June 2018	20	Long		2,412,536		2,422,813	10,277
Unrealized Appreciation on Open Futures Contracts								$181,100

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Depreciation
Euro-BTP	June 2018	28	Short	EUR	(3,789,470)	EUR	(4,781,675)	$(118,922)
MSCI EAFE, e-mini	June 2018	232	Long		$14,220,362		$13,778,480	(441,882)
Unrealized Depreciation on Open Futures Contracts								$(560,804)

Open Total Return Swap Contracts at March 29, 2018:

Swap	Referenced	Referenced			Termination	Notional		Notional		Unrealized
Counterparty	Index	Spread	Units	Position	Date	Amount		Value		Depreciation
Goldman Sachs	Euro Stoxx Bank Index	3 Mo. EURIBOR + 0.27%	29,647	Long	4/10/2018	EUR	3,994,933	EUR	3,733,108	$(322,162)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 29, 2018

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$228,697	$—	$—	$228,697
Repurchase Agreement	—	149	—	149
Total	$228,697	$149	$—	$228,846
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$307	$—	$307
Liabilities	—	(76)	—	(76)
Futures Contracts
Assets	181	—	—	181
Liabilities	(561)	—	—	(561)
Total Return Swap Contracts
Assets	—	—	—	—
Liabilities	—	(322)	—	(322)
Total	$(380)	$(91)	$—	$(471)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act. On April 24, 2018, Emerging Market Local Bond Fund was liquidated.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Interest Rate Swaps-Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Fund, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(l)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(m)	Floating Rate Loans-Each Fund except Multi-Asset Global Opportunity Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 29, 2018, the Funds had no unfunded loan commitments.

(n)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 29, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of March 29, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$59,501,948	$220,661,117
Gross unrealized gain	677,379	3,969,529
Gross unrealized loss	(1,323,825)	(16,704,242)
Net unrealized security loss	$(646,446)	$(12,734,713)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$12,691,963	$231,743,469
Gross unrealized gain	535,357	—
Gross unrealized loss	(711,874)	(3,368,015)
Net unrealized security loss	$(176,517)	$(3,368,015)

Notes to Schedule of Investments (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, wash sales, swaps, currency contracts, futures and amortization of premium.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the period ended March 29, 2018 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the period ended March 29, 2018 (as described in note 2(e)) for investment purposes. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the period ended March 29, 2018 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the period ended March 29, 2018 (as described in note 2(k)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the period ended March 29, 2018 (as described in note 2(j)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

Multi-Asset Global Opportunity Fund entered into a total return swap for the period ended March 29, 2018 (as described in note 2(l)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

As of March 29, 2018, each Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts	$—	$—	$2,028
Forward Foreign Currency Exchange Contracts	—	3,130	—
Futures Contracts	16,073	—	—
Liability Derivatives
Futures Contracts	$117,854	$—	$—
Forward Foreign Currency Exchange Contracts	—	6,149	—

	Emerging Markets Currency Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Credit Default Swap Contracts	$1,142,737	$—
Forward Foreign Currency Exchange Contracts	—	2,561,457
Futures Contracts	5,448	—
Liability Derivatives
Futures Contracts	$8,052	$—
Forward Foreign Currency Exchange Contracts	—	1,370,237

Emerging Markets Local Bond Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$17,412
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$17,223

	Multi-Asset Global Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$—	$306,782
Futures Contracts	102,068	79,032	—
Liability Derivatives
Futures Contracts	$441,882	$118,922	$—
Forward Foreign Currency Exchange Contracts	—	—	75,691
Total Return Swap Contracts	322,162	—	—

Notes to Schedule of Investments (unaudited)(concluded)

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended March 29, 2018:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 3/29/2018	Fair Value at 3/29/2018	Net Realized Gain (Loss) 1/1/2018 to 3/29/2018	Dividend Income 1/1/2018 to 3/29/2018	Change in Unrealized Appreciation (Depreciation) 1/1/2018 to 3/29/2018
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	875,537	27,202	(64,836)	837,903	$16,959,149	$(42,096)	$—	$(509,034)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	1,400,722	51,530	(315,525)	1,136,727	24,348,694	19,645	—	(310,602)
Lord Abbett Investment Trust-Convertible Fund-Class I	1,382,223	59,734	(151,915)	1,290,042	17,196,263	180,286	65,669	(12,272)
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	3,604,827	172,459	(380,997)	3,396,289	18,611,662	(35,405)	258,103	282,203
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,029,063	29,017	(144,861)	913,219	27,049,562	392,133	—	1,083,257
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	452,707	(34,403)	418,304	9,846,881	(38,514)	—	(166,815)
Lord Abbett Investment Trust-High Yield Fund-Class I	3,966,002	398,888	(590,884)	3,774,006	28,456,005	10,981	443,536	(839,960)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	405,118	19,440	(30,064)	394,494	4,678,703	(8,698)	46,533	(11,462)
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	7,268,111	334,327	(2,874,283)	4,728,155	36,832,324	(53,580)	208,249	610,071
Lord Abbett Securities Trust-International Equity Fund-Class I	1,450,907	1,314,310	(174,546)	2,590,671	36,917,058	380,374	—	(1,850,517)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	410,202	9,316	(205,256)	214,262	6,247,882	801,852	—	(859,656)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1,185,872	172,385	(988,444)	369,813	1,553,214	(18,798)	21,755	(11,615)
Total					$228,697,397	$1,588,180	$1,043,845	$(2,596,402)

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of March 29, 2018, the Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7.41%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.64%
Lord Abbett Investment Trust-Convertible Fund-Class I	7.51%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	8.13%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	11.82%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	4.30%
Lord Abbett Investment Trust-High Yield Fund-Class I	12.44%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	16.10%
Lord Abbett Securities Trust-International Equity Fund-Class I	16.13%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.04%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2.73%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.68%

The Ten Largest Holdings and the Holdings by Sector, as of March 29, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.44%
Chevron Corp.	3.36%
Pfizer, Inc.	2.96%
Bank of America Corp.	2.80%
Johnson & Johnson	2.60%
AT&T, Inc.	2.03%
Intel Corp.	2.00%
Cisco Systems, Inc.	1.97%
Abbott Laboratories	1.70%
Berkshire Hathaway, Inc. Class B	1.69%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.29%
Consumer Staples	7.44%
Energy	10.49%
Financials	27.01%
Health Care	13.79%
Industrials	7.65%
Information Technology	9.55%
Materials	3.39%
Real Estate	4.32%
Telecommunications Services	3.08%
Utilities	5.28%
Repurchase Agreement	1.71%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Invesco Ltd.	1.73%
Sempra Energy	1.49%
KeyCorp	1.46%
Marathon Petroleum Corp.	1.43%
M&T Bank Corp.	1.42%
Comerica, Inc.	1.41%
Dover Corp.	1.34%
Synchrony Financial	1.32%
Mylan NV	1.32%
PVH Corp.	1.31%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.59%
Consumer Staples	4.33%
Energy	7.62%
Financials	21.06%
Health Care	6.77%
Industrials	12.21%
Information Technology	7.17%
Materials	5.42%
Real Estate	13.56%
Utilities	9.78%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Micron Technology, Inc., 2.125%, 02/15/2033	3.31%
Microchip Technology, Inc., 1.625%, 02/15/2025	3.25%
Wells Fargo & Co., 7.5%, 01/01/2199	3.24%
Intel Corp., 3.25%, 08/01/2039	2.93%
NRG Yield, Inc., 3.25%, 06/01/2020	2.83%
FireEye, Inc., 1.0%, 06/01/2035	2.75%
SunPower Corp., 0.75%, 06/01/2018	2.61%
VeriSign, Inc., 4.8646%, 08/15/2037	2.41%
Twitter, Inc., 1.0%, 09/15/2021	2.22%
Bank of America Corp., 7.25%	1.70%

Holdings by Sector*	% of Investments
Automotive	1.72%
Banking	3.45%
Basic Industry	6.90%
Capital Goods	2.59%
Consumer Goods	1.72%
Energy	5.17%
Financial Services	2.59%
Healthcare	17.24%
Leisure	3.45%
Media	3.45%
Real Estate	3.45%
Retail	5.17%
Services	0.86%
Technology & Electronics	32.76%
Transportation	6.03%
Utility	2.59%
Repurchase Agreement	0.86%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.375%, 06/30/2018	1.07%
City of Buenos Aires, 0%, 02/22/2028	1.01%
Glencore Funding LLC, 2.125%, 04/16/2018	1.00%
H/2 Asset Funding 2014-1 Ltd., 2.348%, 03/19/2037	0.99%
TransCanada PipeLines Ltd., 2.6482%, 05/22/2018	0.97%
City of Buenos Aires, 26.1997%, 03/29/2024	0.97%
Capital One Multi-Asset Execution Trust 2015-A3, 2.1766%, 03/15/2023	0.94%
Avis Budget Rental Car Funding AESOP LLC 2014-1A A, 2.46%, 07/20/2020	0.85%
Drive Auto Receivables Trust 2017-BA C, 2.61%, 08/16/2021	0.85%
Provincia de Mendoza, 27.2917%, 06/09/2021	0.84%

Holdings by Sector*	% of Investments
Asset-Backed	15.73%
Automotive	3.31%
Banking	6.14%
Basic Industry	3.91%
Capital Goods	2.24%
Consumer Goods	1.94%
Energy	13.73%
Financial Services	3.50%
Foreign Government	4.03%
Health Care	1.48%
Insurance	0.17%
Leisure	0.31%
Media	1.44%
Mortgage-Backed	21.59%
Municipal	0.36%
Real Estate	0.63%
Retail	0.51%
Services	0.61%
Technology & Electronics	5.56%
Telecommunications	1.60%
Transportation	0.49%
U.S Government	5.67%
Utility	5.05%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Zoetis, Inc.	2.94%
Red Hat, Inc.	2.54%
ServiceNow, Inc.	2.18%
Analog Devices, Inc.	2.11%
Roper Technologies, Inc.	2.07%
Lam Research Corp.	1.84%
Global Payments, Inc.	1.80%
Edwards Lifesciences Corp.	1.80%
Moody’s Corp.	1.73%
Fidelity National Information Services, Inc.	1.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.3%
Consumer Staples	3.26%
Energy	2.17%
Financials	10.87%
Health Care	18.48%
Industrials	15.22%
Information Technology	26.09%
Materials	5.43%
Real Estate	1.09%
Repurchase Agreement	1.09%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.90%
T-Mobile USA, Inc., 6.5%, 01/15/2026	0.83%
Bombardier, Inc., 7.5%, 03/15/2025	0.80%
CSC Holdings LLC, 10.87%, 10/15/2025	0.79%
HCA, Inc., 5.25%, 06/15/2026	0.79%
Peabody Energy Corp., 6.375%, 03/31/2025	0.58%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026	0.57%
Netflix, Inc., 5.875%, 02/15/2025	0.56%
Centene Corporation Bridge Term Loan, Zero Coupon, 10/16/2018	0.55%
Tesla, Inc., 5.3%, 08/15/2025	0.55%

Holdings by Sector*	% of Investments
Automotive	2.12%
Banking	3.95%
Basic Industry	15.38%
Capital Goods	5.64%
Commercial Mortgage Backed	0.42%
Consumer Discretionary	0.71%
Consumer Goods	4.09%
Consumer Staples	0.14%
Energy	13.68%
Financial Services	2.68%
Foreign Sovereign	1.55%
Government Guaranteed	0.14%
Healthcare	7.48%
Industrials	0.42%
Insurance	0.71%
Leisure	5.36%
Media	5.08%
Real Estate	0.56%
Retail	7.33%
Services	5.78%
Technology & Electronics	5.50%
Telecommunications	2.68%
Transportation	4.37%
Utility	4.09%
Repurchase agreement	0.14%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
Japan Bank for International Corp., 2.125%, 11/16/2020	2.17%
Province of Ontario Canada, 2.55%, 02/12/2021	1.37%
U.S. Treasury Notes, 2.00%, 01/31/2020	1.20%
Japan Finance Organization for Municipalities, 2.625%, 04/20/2022	0.75%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.68%
OneMain Financial Issuance Trust 2016-2A A, 4.10%, 03/20/2028	0.63%
HBOS plc, 6.75%, 05/21/2018	0.62%
FMG Resources (August 2006) Pty Ltd.,9.75%, 3/1/2022	0.53%
Ford Motor Credit Co. LLC, 8.125%, 01/15/2020	0.52%
BBCMS 2018-TALL Mortgage Trust 2018-TALL A, 2.499%, 03/15/2037	0.50%

Holdings by Sector*	% of Investments
Auto	2.03%
Basic Industry	0.34%
Capital Goods	0.51%
Consumer Cyclicals	1.01%
Consumer Discretionary	1.10%
Consumer Services	1.10%
Consumer Staples	0.68%
Energy	10.23%
Financial Services	59.00%
Foreign Government	0.68%
Government	4.99%
Health Care	2.45%
Integrated Oils	0.42%
Materials and Processing	4.99%
Media	0.08%
Municipal	0.76%
Other	0.34%
Producer Durables	1.61%
Technology	2.87%
Telecommunications	0.68%
Transportation	1.01%
Utilities	3.04%
Repurchase Agreement	0.08%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Tencent Holdings Ltd.	1.75%
Unilever NV CVA	1.62%
Royal Dutch Shell plc B Shares	1.56%
Vinci SA	1.54%
Nintendo Co., Ltd.	1.52%
Danske Bank A/S	1.45%
Allianz SE Registered Shares	1.45%
AIA Group Ltd.	1.38%
adidas AG	1.35%
Remy Cointreau SA	1.33%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.86%
Consumer Staples	7.92%
Energy	3.96%
Financials	26.74%
Health Care	5.94%
Industrials	15.84%
Information Technology	12.87%
Materials	6.93%
Real Estate	1.98%
Telecommunication Services	1.98%
Utilities	0.99%
Repurchase Agreement	0.99%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.71%
Royal Dutch Shell plc Class A ADR	3.03%
Bank of China Ltd. H Shares	3.02%
Total SA	2.39%
AstraZeneca plc	2.36%
Rio Tinto plc ADR	2.19%
BASF SE	2.09%
Anglo American plc	1.99%
Renault SA	1.98%
China Construction Bank Corp.	1.88%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.66%
Consumer Staples	6.33%
Energy	7.60%
Financials	35.44%
Health Care	5.06%
Industrials	7.59%
Information Technology	7.59%
Materials	3.80%
Real Estate	5.06%
Telecommunication Services	3.80%
Utilities	3.80%
Repurchase Agreement	1.27%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
FirstEnergy Corp.	2.33%
KeyCorp	2.31%
Pentair plc	2.17%
CMS Energy Corp.	1.99%
Textron, Inc.	1.98%
Citizens Financial Group, Inc.	1.95%
Great Plains Energy, Inc.	1.95%
E*TRADE Financial Corp.	1.86%
Concho Resources, Inc.	1.70%
First Horizon National Corp.	1.67%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.01%
Consumer Staples	2.97%
Energy	9.24%
Financials	21.90%
Health Care	8.26%
Industrials	13.85%
Information Technology	8.31%
Materials	8.92%
Real Estate	9.64%
Utilities	7.60%
Repurchase Agreement	2.30%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.000%, 01/31/2020	0.70%
HBOS plc, 6.75%, 05/21/2018	0.65%
FMG Resources (August 2006) Pty Ltd., 9.75%, 03/01/2022	0.58%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 06/15/2028	0.54%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.49%
BellSouth LLC, 4.2855, 04/26/2021	0.48%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A,2.8568%, 11/14/2027	0.47%
World Financial Network Credit Card Master Trust 2016-A, 2.03%, 04/15/2025	0.47%
Jefferies Group LLC, 8.50%, 07/15/2019	0.46%
Capital One Multi-Asset Execution Trust 2017-A4, 1.99%, 07/17/2023	0.46%

Holdings by Sector*	% of Investments
Auto	2.15%
Basic Industry	0.18%
Capital Goods	0.70%
Consumer Cyclicals	0.91%
Consumer Discretionary	0.73%
Consumer Services	1.34%
Consumer Staples	0.55%
Energy	8.82%
Financials Services	64.25%
Foreign Government	0.47%
Government	5.72%
HealthCare	1.99%
Intergrated Oils	0.35%
Materials and Processing	4.41%
Media	0.09%
Municipal	0.29%
Other	0.14%
Producer Durables	1.07%
Technology	2.55%
Telecommunications	0.70%
Transportation	0.43%
Utilities	2.16%
Repurchase Agreement	0.00%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018